Share Capital - Summary of Options Outstanding (Parenthetical) (Details) - Oct. 31, 2025	$ / shares		$ / shares
Disclosure of classes of share capital [line items]
Exercise price | (per share)	$ 5.32		$ 4.1
Option 6 and 7
Disclosure of classes of share capital [line items]
Exercise price			1.48
Option 8
Disclosure of classes of share capital [line items]
Exercise price | (per share)	$ 2.07	[1]	1.47
Option 9 to 20
Disclosure of classes of share capital [line items]
Exercise price			$ 0.86

[1]	Exercise price of US $1.47. The figure in the table above is translated at the October 31, 2025 rate.